Income Taxes - Provision for income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Federal	$ 32.7	$ 21.1	$ 23.5
State	9.5	5.4	2.5
Foreign	7.4
Total current tax expense	49.6	26.5	26.0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, state and foreign	6.9	4.6	2.8
Total deferred income tax expense	6.9	4.6	2.8
Income tax provision	$ 56.5	$ 31.1	$ 28.8